Goodwill (Schedule of Changes In the Carrying Amount of Goodwill) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Goodwill, Beginning balance	€ 52,131	€ 50,815
Foreign currency translation effect	(243)	1,316
Goodwill, Ending balance	51,888	52,131
Front-End Segment [Member]
Goodwill [Roll Forward]
Goodwill, Beginning balance	11,193	11,193
Foreign currency translation effect	456	0
Goodwill, Ending balance	11,649	11,193
Back-End Segment [Member]
Goodwill [Roll Forward]
Goodwill, Beginning balance	40,938	39,622
Foreign currency translation effect	(699)	1,316
Goodwill, Ending balance	€ 40,239	€ 40,938